Intangible Assets and Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Contract Liabilities

The unfavorable contract rights are amortized over the period of the contract to time charter and bareboat revenues as follows:

(U.S. Dollars in thousands)	Balance as of December 31, 2013	Amortization for the year ended December 31, 2014	Balance as of December 31, 2014	Amortization for the year ended December 31, 2015	Balance as of December 31, 2015
Contract liabilities:
Unfavorable contract rights	$(14,311)	$1,518	$(12,793)	$1,518	$(11,275)

Total amortization income		$1,518		$1,518

Amortization of Contract Liabilities Classified Under Time Charter and Bareboat Revenues on Consolidated Combined Carve-Out Income Statement for Next Five Years

The amortization of contract liabilities that is classified under time charter and bareboat revenues for the next five years is expected to be as follows:

(U.S. Dollars in thousands)	2016	2017	2018	2019	2020 and thereafter
Contract liabilities:
Unfavorable contract rights	$(1,518)	$(1,518)	$(1,518)	$(1,518)	$(5,203)